UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Baker Ellis Asset Management

Address:   1211 Southwest Fifth Avenue, Suite 2910
           Portland, OR 97204


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Barnes Ellis
Title:  Chief Compliance Officer
Phone:  503-227-5778

Signature,  Place,  and  Date  of  Signing:

/s/ Barnes Ellis                   Portland, OR                       7/9/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  132

Form 13F Information Table Value Total:  $100,009,933.37


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
3m Company                     Common Stock      88579Y101     384640     6400          SOLE       NONE       6400      0    0
Abbott Laboratories            Common Stock      2824100    3698284.8    78620          SOLE       NONE      78620      0    0
Aberdeen Asia Income Fd        Common Stock      3009107    563377.27   100964          SOLE       NONE     100964      0    0
Albany Intl Corp               Common Stock      12348108   397822.04    34958          SOLE       NONE      34958      0    0
Alexander & Baldwin Inc        Common Stock      14482103      687964    29350          SOLE       NONE      29350      0    0
Altria Group                   Common Stock      718154107     319605    19500          SOLE       NONE      19500      0    0
American Safety Insurance      Common Stock      G02995101   230689.5    16950          SOLE       NONE      16950      0    0
Amerisourcebergen Corp         Common Stock      03073E105   746144.4    42060          SOLE       NONE      42060      0    0
Anadarko Pete Corp             Common Stock      32511107   644265.66    14194          SOLE       NONE      14194      0    0
Annaly Capital Management      Common Stock      35710409      171082    11300          SOLE       NONE      11300      0    0
AptarGroup Inc                 Common Stock      38336103      270160     8000          SOLE       NONE       8000      0    0
AT&T                           Common Stock      00206R102  417038.76    16789          SOLE       NONE      16789      0    0
Baldwin Technology  Inc Cl A   Common Stock      58264102       62000    62000          SOLE       NONE      62000      0    0
Ball Corp                      Common Stock      58498106      485470    10750          SOLE       NONE      10750      0    0
Bank of America                Common Stock      60505104   262706.45    19902          SOLE       NONE      19902      0    0
Bank of New York Mellon        Common Stock      64058100   442405.14    15094          SOLE       NONE      15094      0    0
Bank Of Nova Scotia Halifax    Common Stock      64149107      596250    15900          SOLE       NONE      15900      0    0
Beckman Coulter                Common Stock      75811109    250273.2     4380          SOLE       NONE       4380      0    0
Berkshire Hathaway Cl A        Common Stock      84670108      810000        9          SOLE       NONE          9      0    0
Berkshire Hathaway Cl B        Common Stock      84670207  2918895.84     1008          SOLE       NONE       1008      0    0
BJ Services Co                 Common Stock      55482103    154700.5    11350          SOLE       NONE      11350      0    0
BP p.l.c.                      Common Stock      55622104   228959.36     4802          SOLE       NONE       4802      0    0
Bristol Myers Squibb           Common Stock      110122108  523754.28    25788          SOLE       NONE      25788      0    0
BSD Medical Corp               Common Stock      55662100    35258.08    16951          SOLE       NONE      16951      0    0
Central Fd Cda Cl A            Common Stock      153501101     405030    34500          SOLE       NONE      34500      0    0
ChevronTexaco                  Common Stock      166764100 1167176.94    17618          SOLE       NONE      17618      0    0
Clearwater Paper Corp Com      Common Stock      18538R103  700153.65    27685          SOLE       NONE      27685      0    0
Clorox Co Del                  Common Stock      189054109   549925.5     9850          SOLE       NONE       9850      0    0
Conoco Phillips                Common Stock      718507106     336480     8000          SOLE       NONE       8000      0    0
Costco Wholesale               Common Stock      22160K105  276923.22     6049          SOLE       NONE       6049      0    0
Deutsche Telekom A Gspon Adr   Common Stock      251566105     401200    34000          SOLE       NONE      34000      0    0
Diamondrock Hospitality        Common Stock      252784301   160443.8    25630          SOLE       NONE      25630      0    0
Dominion Resources             Common Stock      25746U109   401374.2    12010          SOLE       NONE      12010      0    0
Du Pont                        Common Stock      263534109   516755.4    20170          SOLE       NONE      20170      0    0
Encana                         Common Stock      292505104  1110797.2    22454          SOLE       NONE      22454      0    0
Ensco International Inc        Common Stock      26874Q100   751448.5    21550          SOLE       NONE      21550      0    0
EOG Resources                  Common Stock      26875P101     373560     5500          SOLE       NONE       5500      0    0
Exxon Mobil                    Common Stock      30231G102 1129296.78    16154          SOLE       NONE      16154      0    0
Fedex Corp.                    Common Stock      31428X106   273372.3     4915          SOLE       NONE       4915      0    0
Flextronics                    Common Stock      Y2573F102  321728.75    77525          SOLE       NONE      77525      0    0
Fomento Economico Mexicano     Common Stock      344419106  1843483.2    57180          SOLE       NONE      57180      0    0
Fourstar Real Estate Grp       Common Stock      346233109     122364    10300          SOLE       NONE      10300      0    0
General Mills                  Common Stock      370334104  1799642.5    32125          SOLE       NONE      32125      0    0
Genuine Parts                  Common Stock      372460105     251700     7500          SOLE       NONE       7500      0    0
Gold Miners ETF                Common Stock      57060U100  531867.98    14065          SOLE       NONE      14065      0    0
H.J. Heinz                     Common Stock      423074103     976395    27350          SOLE       NONE      27350      0    0
Hawkins                        Common Stock      420261109  730756.54    32363          SOLE       NONE      32363      0    0
Hewlett-Packard                Common Stock      428236103  904928.37    23413          SOLE       NONE      23413      0    0
Honda Motors                   Common Stock      438128308  501555.25    18325          SOLE       NONE      18325      0    0
Honeywell International        Common Stock      438516106     307092     9780          SOLE       NONE       9780      0    0
Hospira Inc                    Common Stock      441060100   331464.6     8605          SOLE       NONE       8605      0    0
Imperial Oil Ltd Com New       Common Stock      453038408 1324666.24    34443          SOLE       NONE      34443      0    0
Ingram Micro Inc               Common Stock      457153104   319812.5    18275          SOLE       NONE      18275      0    0
Intel                          Common Stock      458140100  1879252.5   113550          SOLE       NONE     113550      0    0
Investors Title                Common Stock      461804106  298460.02    11099          SOLE       NONE      11099      0    0
Ishares 1-3 Yr Treas Index Fd                    464287457 2245018.49    26819          SOLE       NONE      26819      0    0
Ishares Global Telecom Fd                        464287275   698656.4    14690          SOLE       NONE      14690      0    0
Ishares Hong Kong Index Fd                       464286871   342469.5    24925          SOLE       NONE      24925      0    0
Ishares Japan Index Fd                           464286848  348674.25    36975          SOLE       NONE      36975      0    0
Ishares Msci Germany Index Fd                    464286806   205601.3    11435          SOLE       NONE      11435      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Ishares Singapore Index Fd                       464286673  4248645.5   471025          SOLE       NONE     471025      0    0
Ishares Taiwan Index Fd                          464286731  171035.37    16951          SOLE       NONE      16951      0    0
ITT Inds Inc                   Common Stock      450911102   558519.5    12551          SOLE       NONE      12551      0    0
JM Smucker                     Common Stock      832696405 1649963.28    33908          SOLE       NONE      33908      0    0
John BeanTechnologies Corp     Common Stock      477839104   497169.2    39710          SOLE       NONE      39710      0    0
Johnson & Johnson              Common Stock      478160104     891192    15690          SOLE       NONE      15690      0    0
K Tron Int'l                   Common Stock      482730108     697200     8715          SOLE       NONE       8715      0    0
Kellogg                        Common Stock      487836108     218879     4700          SOLE       NONE       4700      0    0
Khd Humboldt Wedag Intl        Common Stock      482462108     223929    26850          SOLE       NONE      26850      0    0
Kimberly Clark                 Common Stock      494368103   426780.2     8140          SOLE       NONE       8140      0    0
Kraft Foods Inc Cl A           Common Stock      50075N104  332790.22    13133          SOLE       NONE      13133      0    0
Kroger                         Common Stock      501044101    1913499    86780          SOLE       NONE      86780      0    0
Macy's Inc                     Common Stock      55616P104   162052.8    13780          SOLE       NONE      13780      0    0
Marathon Oil Corp              Common Stock      565849106   558308.9    18530          SOLE       NONE      18530      0    0
MDU Resources Group Inc        Common Stock      552690109     476147    25100          SOLE       NONE      25100      0    0
Mercer Ins Group               Common Stock      587902107   366844.8    23072          SOLE       NONE      23072      0    0
Merck                          Common Stock      589331107  268388.04     9599          SOLE       NONE       9599      0    0
Mfri Inc                       Common Stock      552721102  389142.24    62968          SOLE       NONE      62968      0    0
Microsoft                      Common Stock      594918104 1038156.68    43675          SOLE       NONE      43675      0    0
Molson Coors Co Cl B           Common Stock      60871R209     503727    11900          SOLE       NONE      11900      0    0
Monsanto Co New                Common Stock      61166W101     334530     4500          SOLE       NONE       4500      0    0
Multi Color Corp.              Common Stock      625383104   195247.6    15926          SOLE       NONE      15926      0    0
Natco Group Inc Cl A           Common Stock      63227W203     357182    10850          SOLE       NONE      10850      0    0
New York Times                 Common Stock      650111107     281561    51100          SOLE       NONE      51100      0    0
Nexen                          Common Stock      65334H102    1492984    68960          SOLE       NONE      68960      0    0
Norfolk Southern Crp           Common Stock      655844108     233554     6200          SOLE       NONE       6200      0    0
Northrop Grumman Corp.         Common Stock      666807102  329992.32     7224          SOLE       NONE       7224      0    0
Northwest Natural Gas          Common Stock      667655104  240967.84     5437          SOLE       NONE       5437      0    0
Novartis Ag Adr                Common Stock      66987V109 1429403.97    35043          SOLE       NONE      35043      0    0
Nstar                          Common Stock      67019E107     272935     8500          SOLE       NONE       8500      0    0
Pepsico                        Common Stock      713448108     335256     6100          SOLE       NONE       6100      0    0
Petroleo Brasileiro            Common Stock      71654V408   973070.1    23745          SOLE       NONE      23745      0    0
Petroleo Brasileiro Cl A       Common Stock      71654V101 1115886.13    33450          SOLE       NONE      33450      0    0
Pfizer                         Common Stock      717081103  564495.75    37633          SOLE       NONE      37633      0    0
Philip Morris Intl             Common Stock      718172109     850590    19500          SOLE       NONE      19500      0    0
Potlatch Corp                  Common Stock      737630103   302410.5    12450          SOLE       NONE      12450      0    0
Powershares Db Multisector Com                   73936B408     417380    16400          SOLE       NONE      16400      0    0
Powershares Ftse Rafi US1000                     73935X583   434590.8    11670          SOLE       NONE      11670      0    0
Procter & Gamble               Common Stock      742718109   340377.1     6661          SOLE       NONE       6661      0    0
Rayonier                       Common Stock      754907103 1538278.93    42319          SOLE       NONE      42319      0    0
Rush Enterprises Cl B          Common Stock      781846308   220497.5    22250          SOLE       NONE      22250      0    0
S & P 500 Index Fund                             78462F103   226748.7     2466          SOLE       NONE       2466      0    0
Schering Plough                Common Stock      806605101  1202745.6    47880          SOLE       NONE      47880      0    0
Schlumberger Limited           Common Stock      806857108  398682.48     7368          SOLE       NONE       7368      0    0
Southern Co                    Common Stock      842587107  285487.92     9162          SOLE       NONE       9162      0    0
Southern Union Co              Common Stock      844030106  527682.66    28694          SOLE       NONE      28694      0    0
Stancorp Financial             Common Stock      852891100  1547142.6    53945          SOLE       NONE      53945      0    0
Starbucks                      Common Stock      855244109     243075    17500          SOLE       NONE      17500      0    0
Streettracks Gold Shrs                           78463V107  2848007.3    31235          SOLE       NONE      31235      0    0
Swiss Helvetia Fund Inc        Common Stock      870875101   497521.5    51450          SOLE       NONE      51450      0    0
Syngenta AG                    Common Stock      87160A100  2775848.4    59670          SOLE       NONE      59670      0    0
Tidewater                      Common Stock      886423102  194208.39     4530          SOLE       NONE       4530      0    0
Transocean Inc                 Common Stock      G90073100   306074.8     4120          SOLE       NONE       4120      0    0
UGI Corp                       Common Stock      902681105  678441.84    26616          SOLE       NONE      26616      0    0
Union Pacific                  Common Stock      907818108   932134.3    17905          SOLE       NONE      17905      0    0
United Parcel Svc              Common Stock      911312106   481403.7     9630          SOLE       NONE       9630      0    0
United Technologies            Common Stock      913017109 2029765.44    39064          SOLE       NONE      39064      0    0
URS                            Common Stock      903236107  447512.24     9037          SOLE       NONE       9037      0    0
Urstadt Biddle Pptys           Common Stock      917286106  431653.12    32504          SOLE       NONE      32504      0    0
Urstadt Biddle Pptys CL A      Common Stock      917286205     192283    14850          SOLE       NONE      14850      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ----------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
US Bancorp                     Common Stock      902973304 1439191.04    80312          SOLE       NONE      80312      0    0
Vanguard Energy ETF                              92204A306 2702591.25    38625          SOLE       NONE      38625      0    0
Vanguard Extended Mkt ETF                        922908652  1200248.8    34810          SOLE       NONE      34810      0    0
Vanguard Short Term Bond ETF                     921937827  978491.25    12375          SOLE       NONE      12375      0    0
Vanguard Total Stk Mkt ETF                       922908769  5788839.7   125110          SOLE       NONE     125110      0    0
Vanguard Utilities ETF                           92204A876   811008.4    13880          SOLE       NONE      13880      0    0
Verizon Communications         Common Stock      92343V104  661336.77    21521          SOLE       NONE      21521      0    0
Walt Disney                    Common Stock      254687106     279960    12000          SOLE       NONE      12000      0    0
Waste Management               Common Stock      94106L109   423244.8    15030          SOLE       NONE      15030      0    0
Wells Fargo & Co               Common Stock      949746101 1019380.94    42019          SOLE       NONE      42019      0    0
Wisdomtree Tree India Fd       Common Stock      97717W422     263720    15200          SOLE       NONE      15200      0    0
Yamana Gold Inc                Common Stock      98462Y100     200668    22700          SOLE       NONE      22700      0    0